Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Receivables

	2019 £m	2018 £m
Trade receivables, net of loss allowance	5,487	5,176
Accrued income	7	9
Other prepayments	316	330
Interest receivable	3	4
Employee loans and advances	13	14
Other receivables	1,376	890

	7,202	6,423

Summary of Loss Allowance

Loss allowance	2019 £m	2018 £m
At 1 January	128	140
Implementation of IFRS 9	—	15

At 1 January, as adjusted	128	155
Exchange adjustments	(3)	—
Charge for the year	16	7
Subsequent recoveries of amounts provided fo r	(5)	(30)
Utilised	(6)	(4)

At 31 December	130	128